Commitments and Contingent Liabilities (Tables)	12 Months Ended
Mar. 31, 2016
Commitments And Contingencies Disclosure [Abstract]
Schedule of Minimum Annual Rental Payments, under Non-Cancelable Lease Agreements
a.

Companies of the Group have leased offices, warehouse space and equipment under operating leases for periods through 2020. The minimum annual rental payments, under non-cancelable lease agreements, are as follows:

March 31,
2016
3/31/2017	$1,522
3/31/2018	909
3/31/2019	531
3/31/2020	305
3/31/2021	127
$3,394